Boston Partners Emerging Markets Dynamic Equity Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 71.6%	Shares	Value
Brazil - 3.3%
BRF SA(a)	152,900	$547,434
Cielo SA	419,100	448,560
Eletromidia SA	151,278	537,593
Marfrig Global Foods SA(a)	80,500	173,083
Minerva SA	97,400	115,747
Sendas Distribuidora SA(a)	41,300	96,429
TIM SA	24,100	73,022
Vibra Energia SA	35,900	146,925
		2,138,793

China - 37.3%(b)
Anhui Conch Cement Co., Ltd. - Class H	103,500	256,228
Baoshan Iron & Steel Co. Ltd. - Class A(c)	1,391,400	1,325,229
Beijing New Building Materials PLC - Class A(c)	233,000	1,038,347
Beijing Roborock Technology Co., Ltd. - Class A(c)	24,481	1,408,106
BOE Technology Group Co., Ltd. - Class A(c)	3,800,180	2,141,528
COSCO SHIPPING Holdings Co., Ltd. - Class A(c)	550,600	1,143,156
CTS International Logistics Corp. Ltd. - Class A(c)	253,300	232,829
Gree Electric Appliances, Inc. of Zhuhai - Class A(c)	232,800	1,306,107
Guangdong Tapai Group Co., Ltd. - Class A(c)	305,000	294,853
Guizhou Tyre Co., Ltd. - Class A(c)	304,100	239,590
Hang Zhou Great Star Industrial Co., Ltd. - Class A(c)	257,500	903,774
Hengyi Petrochemical Co. Ltd. - Class A(a)(c)	520,800	515,401
Huaxin Cement Co., Ltd. - Class A(c)	194,500	397,737
Hubei Xingfa Chemicals Group Co., Ltd. - Class A(c)	500,800	1,494,051
JD.com, Inc. - ADR(c)	22,277	659,845
Kuaishou Technology(a)(d)	33,000	235,639
LB Group Co., Ltd. - Class A(c)	259,600	750,051
Midea Group Co., Ltd. - Class A(c)	240,600	2,149,097
Satellite Chemical Co., Ltd. - Class A(c)	357,700	899,665
Shandong Pharmaceutical Glass Co., Ltd. - Class A(c)	37,500	135,361
Shandong Sun Paper Industry JSC Ltd. - Class A(c)	677,400	1,409,518
Suofeiya Home Collection Co., Ltd. - Class A(c)	335,100	808,920
Triangle Tyre Co., Ltd. - Class A(c)	223,200	500,175
Vipshop Holdings Ltd. - ADR(c)	28,534	458,541
Weichai Power Co., Ltd. - Class A(c)	983,700	2,162,217
Weichai Power Co., Ltd. - Class H	395,000	709,550
Xiamen Xiangyu Co., Ltd. - Class A(c)	407,900	418,847
Xinfengming Group Co., Ltd. - Class A(c)	216,800	431,713
		24,426,075

Cyprus - 0.0%(d)
Fix Price Group PLC - GDR(e)	21,704	0

Greece - 0.7%
Hellenic Telecommunications Organization SA	32,430	473,899

Hong Kong - 0.3%
Lee & Man Paper Manufacturing Ltd.	560,000	172,666

Hungary - 0.1%
Richter Gedeon Nyrt	2,410	61,067

Iceland - 0.4%
Marel HF	67,155	239,447

India - 1.5%
Bajaj Auto Ltd.	1,590	173,169
Natco Pharma Ltd.	38,713	464,436
Power Grid Corp. of India Ltd.	29,006	107,931
Zydus Lifesciences Ltd.	19,425	232,792
		978,328

Malaysia - 0.8%
Petronas Chemicals Group Bhd	378,200	539,697

Mexico - 0.8%
Alfa SAB de CV - Class A	416,000	289,323
Grupo Financiero Banorte SAB de CV	24,900	236,533
		525,856

Singapore - 0.1%
United Overseas Bank Ltd.	4,400	100,329

South Africa - 1.5%
Life Healthcare Group Holdings Ltd.	94,465	55,668
Sappi Ltd.	288,474	829,340
Thungela Resources Ltd.	13,654	97,762
		982,770

South Korea - 12.6%
Amorepacific Corp.	4,099	575,782
Chunbo Co., Ltd.(a)	2,918	155,524
CJ CheilJedang Corp.	3,446	872,637
CJ ENM Co., Ltd.(a)	5,417	350,231
Hana Financial Group, Inc.	10,958	489,336
Hankook Tire & Technology Co., Ltd.	12,623	399,983
Hansol Chemical Co., Ltd.	3,024	415,449
Hanwha Solutions Corp.	12,040	276,419
HK inno N Corp.	5,474	152,855
KCC Corp.	2,620	558,154
Kumho Petrochemical Co., Ltd.	11,164	1,192,719
LG H&H Co., Ltd.	746	225,663
OCI Holdings Co., Ltd.	10,951	770,780
SK Hynix, Inc.	13,102	1,805,302
		8,240,834

Taiwan - 9.2%
Evergreen Marine Corp. Taiwan Ltd.	92,000	597,827
Formosa Chemicals & Fibre Corp.	77,000	125,998
Genius Electronic Optical Co., Ltd.	46,000	755,748
Goldsun Building Materials Co. Ltd.	518,000	746,509
Hiwin Technologies Corp.	23,000	158,678
Largan Precision Co. Ltd.	3,000	211,880
Rexon Industrial Corp. Ltd.(a)	218,000	310,777
Taiwan Semiconductor Manufacturing Co., Ltd.	40,000	1,024,318
Walsin Technology Corp.	240,000	853,545
Yang Ming Marine Transport Corp.	552,000	1,218,374
		6,003,654

Thailand - 2.7%
Bumrungrad Hospital PCL(e)	15,300	100,642
Indorama Ventures PCL(e)	1,107,900	695,637
PTT Global Chemical PCL(e)	871,700	823,364
SCG Packaging PCL(e)	194,600	175,875
		1,795,518

United States - 0.3%
FMC Corp.(c)	3,164	192,846
TOTAL COMMON STOCKS (Cost $40,994,799)		46,871,779

PREFERRED STOCKS - 2.3%	Shares	Value
Brazil - 0.8%
Braskem SA	42,400	152,937
Itau Unibanco Holding SA(c)	30,956	185,426
Usinas Siderurgicas de Minas Gerais S/A Usiminas	129,500	186,448
		524,811

South Korea - 1.5%
Samsung Electronics Co., Ltd.	22,225	969,701
TOTAL PREFERRED STOCKS (Cost $1,121,608)		1,494,512

SHORT-TERM INVESTMENTS - 17.9%	Shares
Tri-State Deposit, 5.45%(f)	1,488,756	1,488,756

Money Market Funds - 15.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Class Institutional, 5.22%(c)(f)	2,554,946	2,554,946
Federated Hermes U.S. Treasury Cash Reserves - Class Institutional, 5.18%(c)(f)	2,554,946	2,554,946
Fidelity Treasury Portfolio - Class I, 5.19%(c)(f)	2,554,946	2,554,946
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Class Institutional, 5.18%(c)(f)	2,554,946	2,554,946
TOTAL SHORT-TERM INVESTMENTS (Cost $11,708,540)		11,708,540

TOTAL INVESTMENTS - 91.8% (Cost $53,824,947)		$60,074,831
Money Market Deposit Account - 0.9%(c)(g)		629,812
Other Assets in Excess of Liabilities - 7.3%		4,758,398
TOTAL NET ASSETS - 100.0%		$65,463,041

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,795,518 or 2.7% of net assets as of May 31, 2024.

(f)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2024 was 5.17%.

Industry classifications may be different than those used for compliance monitoring purposes.

Boston Partners Emerging Markets Dynamic Equity Fund
Schedule of Securities Sold Short
as of May 31, 2024 (Unaudited)

COMMON STOCKS - (1.7)%	Shares	Value
Greece - (0.5)%
Mytilineos SA	(8,010)	$(318,984)

India - (0.9)%
HDFC Bank Ltd. - ADR	(10,547)	(610,566)

South Korea - (0.3)%
Hyundai Motor Co. - GDR	(3,189)	(179,796)
TOTAL COMMON STOCKS (Proceeds $1,098,769)		(1,109,346)

TOTAL SECURITIES SOLD SHORT - (1.7)% (Proceeds $1,098,769)		(1,109,346)

Percentages are stated as a percent of net assets.

Boston Partners Emerging Markets Dynamic Equity Fund
Contracts For Difference
as of May 31, 2024 (Unaudited)

Reference Entity	Counterparty	Maturity Date	Financing Rate	Payment Frequency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long
Brazil
Atacadao SA	J.P. Morgan Securities, Inc.	05/10/2027	5.92%	Termination	$412,563	$(84,804)
Braskem SA	Goldman Sachs	02/08/2027	5.33	Termination	151,961	48
Lojas Renner SA	Morgan Stanley	04/30/2027	5.33	Termination	264,140	(63,269)
Magazine Luiza SA	Morgan Stanley	04/30/2027	5.33	Termination	274,891	(54,346)
Sendas Distribuidora SA	Goldman Sachs	12/08/2025	5.33	Termination	94,094	(60,833)
Suzano SA	Morgan Stanley	04/23/2027	5.33	Termination	386,774	(105,021)
TIM SA	Goldman Sachs	08/24/2026	5.33	Termination	74,840	1,465
Vale SA	Goldman Sachs	09/28/2026	5.33	Termination	680,066	(89,859)
						(456,619)
Cayman Islands
StoneCo Ltd.	Goldman Sachs	08/28/2026	5.33	Termination	130,677	30,252
China
Chervon Holdings Ltd.	Goldman Sachs	01/19/2027	4.44	Termination	406,629	39,932
Greentown China Holdings	Goldman Sachs	12/14/2026	4.20	Termination	480,509	7,319
JD.com, Inc.	Goldman Sachs	12/08/2025	4.14	Termination	956,217	98,945
JD.com, Inc.	Goldman Sachs	12/08/2025	5.33	Termination	174,995	(12,574)
Longfor Group Holdings Ltd.	Goldman Sachs	12/14/2026	4.16	Termination	364,892	1,724
						135,346
Greece
Star Bulk Carriers Corp.	Goldman Sachs	12/11/2026	5.33	Termination	630,964	165,937
Hong Kong
China Resources Land Ltd.	Goldman Sachs	12/14/2026	4.16	Termination	392,205	36,223
Techtronic Industries Co., Ltd.	Goldman Sachs	01/19/2027	4.44	Termination	1,358,333	161,289
Yuexiu Property Co., Ltd.	Goldman Sachs	12/14/2026	4.16	Termination	630,048	(29,241)
						168,271
Israel
Teva Pharmaceuticals Industries Ltd.	Morgan Stanley	10/19/2026	5.33	Termination	150,931	30,387
Mexico
Alfa SAB de CV	Morgan Stanley	04/26/2027	5.33	Termination	194,598	(1,113)
Alpek SAB de CV	Morgan Stanley	12/02/2025	5.33	Termination	59,421	5,449
Alpek SAB de CV	Morgan Stanley	11/23/2026	5.33	Termination	347,412	27,138
						31,474
Russia
Detsky Mir PJSC	Goldman Sachs	09/18/2025	5.33	Monthly	154,719	(7,213)
Headhunter Group PLC	Morgan Stanley	09/23/2026	5.33	Monthly	0	(116,107)
Sberbank PJSC	Goldman Sachs	09/16/2025	5.33	Monthly	0	(1,057)
						(124,377)
Singapore
DBS Group Holdings Ltd.	Goldman Sachs	12/08/2025	3.53	Termination	124,551	18,151
Wilmar International Ltd.	Morgan Stanley	04/15/2027	3.55	Termination	1,038,234	(142,868)
						(124,717)
South Africa
Aspen Pharmacare Holdings Ltd.	Morgan Stanley	12/09/2025	8.20	Termination	85,312	14,029
Thungela Resources Ltd.	Goldman Sachs	08/24/2026	5.20	Termination	270,462	(73,161)
						(59,132)
South Korea
CJ ENM Co., Ltd.	Morgan Stanley	04/26/2027	5.33	Termination	427,671	63,758
Kangwon Land, Inc.	Morgan Stanley	05/03/2027	5.33	Termination	475,552	(15,016)
Korea Zinc Co., Ltd.	Morgan Stanley	05/31/2027	5.33	Termination	337,237	(1,197)
OCI Holdings Co., Ltd.	Morgan Stanley	03/15/2027	5.33	Termination	265,179	(17,314)
Samsung Electronics Co., Ltd.	Goldman Sachs	03/30/2026	5.33	Termination	1,826,397	135,903
Samsung Electronics Co., Ltd.	Morgan Stanley	04/29/2027	5.33	Termination	450,023	(33,303)
SK Hynix, Inc.	Goldman Sachs	12/08/2025	5.33	Termination	738,188	388,756
						521,587
Taiwan
Genius Electronic Optical Co.	Morgan Stanley	12/10/2025	5.33	Termination	1,472,496	285,218
Genius Electronic Optical Co.	Morgan Stanley	04/16/2027	5.33	Termination	310,860	25,957
Hiwin Technologies Corp.	Goldman Sachs	07/13/2026	5.33	Termination	817,359	(15,052)
Pegavision Corp.	Morgan Stanley	04/22/2027	5.33	Termination	393,823	9,219
Taiwan Semiconductor Manufacturing Company Ltd.	Morgan Stanley	10/27/2026	5.33	Termination	306,913	128,717
						434,059
Thailand
Indorama Ventures PCL	Morgan Stanley	05/14/2027	5.33	Termination	523,533	(10,223)
PTT Global Chemical PCL	Morgan Stanley	04/26/2027	5.33	Termination	204,401	(18,813)
						(29,036)
United Kingdom
Hikma Pharmaceuticals PLC	Morgan Stanley	12/07/2026	5.20	Termination	81,034	1,314
United States
Mosaic Co.	Goldman Sachs	11/10/2026	5.33	Termination	711,637	(52,356)
Total Long						672,390

Short
Brazil
B3 SA - Brasil Bolsa Balcao	Morgan Stanley	12/02/2025	5.33	Termination	$(12,752)	$1,339
B3 SA - Brasil Bolsa Balcao	Bank of America Securities, Inc.	12/08/2025	5.33	Termination	(88,031)	11,585
B3 SA - Brasil Bolsa Balcao	Morgan Stanley	12/14/2026	5.33	Termination	(90,499)	33,205
Banco Bradesco SA	Goldman Sachs	12/14/2026	5.33	Termination	(246,229)	78,218
Localiza Rent a Car SA	J.P. Morgan Securities, Inc.	05/15/2026	5.05	Termination	(30,728)	6,133
Localiza Rent a Car SA	J.P. Morgan Securities, Inc.	05/18/2026	5.05	Termination	(410,449)	210,521
Localiza Rent a Car SA	J.P. Morgan Securities, Inc.	11/29/2030	5.05	Termination	(1,472)	(1,472)
Raia Drogasil SA	Goldman Sachs	03/18/2027	5.33	Termination	(426,557)	44,552
SLC Agricola SA	Goldman Sachs	02/09/2027	5.33	Termination	(244,401)	40,895
Vamos Locacao de Caminhoes Maquinas E Equipamentos SA	Bank of America Securities, Inc.	08/25/2026	5.33	Termination	(191,543)	122,816
Vamos Locacao de Caminhoes Maquinas E Equipamentos SA	J.P. Morgan Securities, Inc.	10/16/2026	4.45	Termination	(38,979)	(2,854)
Vamos Locacao de Caminhoes Maquinas E Equipamentos SA	J.P. Morgan Securities, Inc.	10/19/2026	4.45	Termination	(367,608)	46,506
WEG SA	J.P. Morgan Securities, Inc.	05/25/2026	5.16	Termination	(263,985)	14,302
WEG SA	Goldman Sachs	11/09/2026	5.33	Termination	(128,036)	(6,060)
						599,686
China
ACM Research Shanghai	Bank of America Securities, Inc.	04/05/2027	5.33	Termination	(12,000)	1,500
ACM Research Shanghai	Morgan Stanley	05/13/2027	5.33	Termination	(35,329)	1,446
Bethel Automotive Safety	HSBC	05/10/2027	5.32	Termination	(2,773)	411
Bethel Automotive Safety	Morgan Stanley	04/02/2027	5.33	Termination	(490,811)	72,555
Centre Testing International Group	J.P. Morgan Securities, Inc.	05/10/2027	5.12	Termination	(44,418)	5,794
Centre Testing International Group	HSBC	04/01/2027	5.32	Termination	(188,697)	25,546
China Coal Energy Co.	Goldman Sachs	07/28/2026	4.27	Termination	(240,570)	(101,128)
China Resources Microelectronics Ltd.	J.P. Morgan Securities, Inc.	12/22/2025	-5.42	Termination	(95,710)	34,408
China Resources Microelectronics Ltd.	J.P. Morgan Securities, Inc.	12/29/2025	-5.42	Termination	(37,411)	18,215
China Resources Microelectronics Ltd.	HSBC	07/21/2026	5.32	Termination	(22,315)	9,702
China Resources Microelectronics Ltd.	Bank of America Securities, Inc.	05/10/2027	5.33	Termination	(56,380)	(1,367)
China Shenhua Energy Co.	Goldman Sachs	07/28/2026	4.27	Termination	(247,487)	(95,041)
Cosco Shipping Energy Transportation	HSBC	04/02/2027	4.20	Termination	(600,292)	(160,947)
Cowell E Holdings, Inc.	Goldman Sachs	04/09/2027	4.27	Termination	(472,802)	(100,498)
CSPC Innovation Pharmaceutical	Morgan Stanley	05/13/2027	5.33	Termination	(37,615)	3,681
CSPC Innovation Pharmaceutical	J.P. Morgan Securities, Inc.	04/02/2027	-9.29	Termination	(212,201)	3,139
Guanghui Energy Co., Ltd.	Goldman Sachs	09/11/2026	5.33	Termination	(118,646)	(13,116)
Guanghui Energy Co., Ltd.	Bank of America Securities, Inc.	09/14/2026	5.33	Termination	(301,757)	(33,438)
Jiangsu Pacific Quartz Co., Ltd.	Bank of America Securities, Inc.	04/05/2027	5.33	Termination	(152,887)	87,125
Jiangsu Pacific Quartz Co., Ltd.	J.P. Morgan Securities, Inc.	05/13/2027	-13.70	Termination	(12,875)	3,099
Jiumaojiu International Holdings Ltd.	Goldman Sachs	10/19/2026	4.27	Termination	(28,788)	20,754
Jiumaojiu International Holdings Ltd.	J.P. Morgan Securities, Inc.	11/10/2026	3.77	Termination	(129,850)	113,061
MGI Tech Co., Ltd.	Bank of America Securities, Inc.	04/09/2027	5.33	Termination	(149,596)	13,907
MGI Tech Co., Ltd.	J.P. Morgan Securities, Inc.	04/23/2027	-13.63	Termination	(29,088)	1,373
MGI Tech Co., Ltd.	HSBC	05/10/2027	5.32	Termination	(2,770)	422
MGI Tech Co., Ltd.	Morgan Stanley	05/13/2027	5.33	Termination	(39,594)	7,761
Ningbo Tuopu Group Co., Ltd.	Morgan Stanley	05/10/2027	5.33	Termination	(93,810)	9,262
Pingdingshan Tianan Coal Mining Co., Ltd.	Morgan Stanley	07/31/2026	5.33	Termination	(87,051)	(33,427)
Pingdingshan Tianan Coal Mining Co., Ltd.	Goldman Sachs	10/16/2026	5.33	Termination	(83,499)	(20,157)
Remegen Co., Ltd.	Goldman Sachs	04/19/2027	4.27	Termination	(204,216)	11,952
Shaanxi Coal Industry Co., Ltd.	Morgan Stanley	07/31/2026	5.33	Termination	(500,909)	(164,794)
Shanxi Coking Coal Energy	Goldman Sachs	09/11/2026	5.33	Termination	(341,376)	(47,458)
Shanxi Coking Coal Energy	Morgan Stanley	09/14/2026	5.33	Termination	(89,379)	(12,417)
Shenzhen Inovance Technology Co., Ltd.	J.P. Morgan Securities, Inc.	11/10/2026	-0.69	Termination	(697,456)	58,088
Sonoscape Medical Corp.	Morgan Stanley	12/02/2025	5.33	Termination	(161,218)	(16,357)
Sonoscape Medical Corp.	J.P. Morgan Securities, Inc.	04/09/2027	-15.03	Termination	(29,755)	(1,491)
Sonoscape Medical Corp.	Morgan Stanley	04/12/2027	5.33	Termination	(181,235)	(3)
TCL Zhonghuan Renewable Energy Technology Co., Ltd.	Goldman Sachs	11/10/2026	5.33	Termination	(220,268)	143,274
Tsingtao Brewery Co., Ltd.	Goldman Sachs	04/09/2027	4.27	Termination	(268,465)	(18,740)
Unigroup Guoxin Microelectronics Co., Ltd.	J.P. Morgan Securities, Inc.	11/16/2026	-5.68	Termination	(132,974)	52,602
Unigroup Guoxin Microelectronics Co., Ltd.	Bank of America Securities, Inc.	05/10/2027	5.33	Termination	(102,405)	7,298
Yankuang Energy Group Co., Ltd.	HSBC	04/13/2026	4.20	Termination	(274,564)	(123,511)
Yankuang Energy Group Co., Ltd.	Goldman Sachs	10/16/2026	5.33	Termination	(224,985)	(46,873)
Zhejiang Sanhua Intelligent Controls Co., Ltd.	Morgan Stanley	03/29/2027	5.33	Termination	(404,534)	22,538
Zhejiang Sanhua Intelligent Controls Co., Ltd.	J.P. Morgan Securities, Inc.	05/10/2027	2.37	Termination	(95,652)	(2,243)
Zhejiang Shuanghuan Driveline Co., Ltd.	Goldman Sachs	04/02/2027	5.33	Termination	(443,426)	14,351
Zhejiang Shuanghuan Driveline Co., Ltd.	J.P. Morgan Securities, Inc.	05/10/2027	-3.43	Termination	(104,002)	7,342
						(242,400)
Colombia
Tecnoglass, Inc.	Morgan Stanley	04/14/2026	5.33	Termination	(69,077)	3,215
Tecnoglass, Inc.	Morgan Stanley	12/14/2026	5.33	Termination	(686,455)	(137,235)
						(134,020)
Hong Kong
Budweiser Brewing Co., APAC Ltd.	Goldman Sachs	02/22/2027	4.27	Termination	(448,873)	147,501
Budweiser Brewing Co., APAC Ltd.	Morgan Stanley	05/10/2027	3.79	Termination	(37,017)	5,489
Melco Resorts & Entertainment	Morgan Stanley	04/05/2027	5.33	Termination	(143,856)	(5,993)
						146,997
India
Axis Bank Ltd.	Morgan Stanley	02/16/2027	5.33	Termination	(397,402)	(13,546)
Infosys Ltd.	Goldman Sachs	07/14/2026	5.33	Termination	(139,109)	(282)
Wipro Ltd.	Goldman Sachs	07/14/2026	5.33	Termination	(135,687)	(9,292)
Wipro Ltd.	Morgan Stanley	05/03/2027	5.33	Termination	(248,338)	11,238
						(11,882)
Indonesia
AKR Corporindo Tbk PT	Bank of America Securities, Inc.	02/22/2027	5.33	Termination	(46,031)	3,308
AKR Corporindo Tbk PT	J.P. Morgan Securities, Inc.	04/05/2027	3.32	Termination	(121,610)	17,248
Indofood CBP Sukses Makmur Tbk PT	HSBC	05/06/2027	5.32	Termination	(379,320)	33,512
Kalbe Farma Tbk PT	J.P. Morgan Securities, Inc.	09/21/2026	3.57	Termination	(51,320)	5,941
Mitra Adiperkasa Tbk PT	Morgan Stanley	02/23/2027	5.33	Termination	(45,048)	11,910
Mitra Adiperkasa Tbk PT	J.P. Morgan Securities, Inc.	04/05/2027	-0.50	Termination	(138,278)	24,849
Sumber Alfaria Trijaya Tbk PT	J.P. Morgan Securities, Inc.	02/22/2027	4.82	Termination	(358,574)	28,018
Sumber Alfaria Trijaya Tbk PT	HSBC	03/15/2027	5.32	Termination	(113,257)	11,171
Unilever Indonesia Tbk PT	Bank of America Securities, Inc.	08/31/2026	5.33	Termination	(490,291)	(11,341)
Unilever Indonesia Tbk PT	J.P. Morgan Securities, Inc.	03/15/2027	3.07	Termination	(139,872)	(14,917)
Unilever Indonesia Tbk PT	Morgan Stanley	05/17/2027	5.33	Termination	(46,387)	(6,725)
						102,974
Israel
Camtek Ltd.	Morgan Stanley	02/16/2026	5.33	Termination	(969,105)	(568,963)
Nova Ltd.	Morgan Stanley	02/16/2026	5.33	Termination	(271,454)	(154,166)
Nova Ltd.	Goldman Sachs	10/19/2026	5.33	Termination	(756,564)	(398,381)
						(1,121,510)
Japan
Ibiden Co., Ltd.	Goldman Sachs	02/23/2026	0.08	Termination	(249,672)	(67,637)
Ibiden Co., Ltd.	HSBC	03/11/2027	0.08	Termination	(169,132)	5,627
Ibiden Co., Ltd.	Morgan Stanley	03/15/2027	0.08	Termination	(108,728)	5,786
Lasertec Corp.	HSBC	08/07/2026	0.08	Termination	(128,732)	(61,068)
Rohm Co., Ltd.	Goldman Sachs	06/04/2027	0.00	Termination	(263,111)	–
Tokyo Electron Ltd.	Goldman Sachs	05/11/2026	0.08	Termination	(277,996)	(148,588)
						(265,880)
Malaysia
Gamuda Bhd	HSBC	05/06/2027	5.32	Termination	(264,877)	(34,055)
Mexico
Becle SAB de CV	Goldman Sachs	09/08/2026	5.33	Termination	(87,405)	38,931
Becle SAB de CV	Morgan Stanley	11/09/2026	5.33	Termination	(346,858)	16,671
GCC SAB de CV	Morgan Stanley	12/02/2025	5.33	Termination	(17,498)	1,636
GCC SAB de CV	Morgan Stanley	02/09/2027	5.33	Termination	(169,293)	11,994
Grupo Aeroportuario Del Pacifico SAB de CV	Morgan Stanley	12/14/2026	5.33	Termination	(364,868)	(84,043)
Grupo Bimbo SAB de CV	Morgan Stanley	12/02/2025	5.33	Termination	(182,377)	23,876
Grupo Bimbo SAB de CV	Bank of America Securities, Inc.	02/08/2027	5.33	Termination	(242,543)	65,965
Grupo Bimbo SAB de CV	Morgan Stanley	02/15/2027	5.33	Termination	(122,587)	25,124
Wal-Mart de Mexico SAB de CV	Morgan Stanley	02/16/2027	5.33	Termination	(306,604)	27,231
						127,385
Poland
Dino Polska SA	Goldman Sachs	05/10/2027	5.33	Termination	(339,403)	(9,989)
Russia
Ozon Holdings PLC	Goldman Sachs	09/16/2025	5.33	Monthly	0	314,151
VK Co., Ltd.	Morgan Stanley	09/23/2026	5.33	Monthly	0	140,169
						454,320
Saudi Arabia
Al Rajhi Bank	Goldman Sachs	07/27/2026	5.33	Termination	(291,946)	(21,093)
Leejam Sports Co.	Morgan Stanley	11/12/2026	5.33	Termination	(29,466)	2,036
Leejam Sports Co.	HSBC	02/22/2027	5.32	Termination	(203,424)	16,049
Leejam Sports Co.	Morgan Stanley	03/01/2027	5.33	Termination	(441,565)	36,260
Lumi Rental Company	Morgan Stanley	11/13/2026	5.33	Termination	(388,607)	65,348
Middle East Healthcare Co.	Morgan Stanley	05/13/2027	5.33	Termination	(185,152)	40,279
Saudi Dairy & Foodstuff Co.	Goldman Sachs	05/06/2027	5.33	Termination	(366,318)	16,558
United International Transportation Company	Goldman Sachs	11/09/2026	5.33	Termination	(518,033)	(850)
United International Transportation Company	Morgan Stanley	12/17/2026	5.33	Termination	(130,970)	(4,124)
						150,463
Singapore
Hafnia Ltd.	Morgan Stanley	02/15/2027	4.53	Termination	(288,536)	(47,290)
Hafnia Ltd.	Bank of America Securities, Inc.	05/10/2027	5.33	Termination	(30,626)	(2,177)
						(49,467)
South Korea
Amorepacific Corp.	Goldman Sachs	12/08/2025	5.33	Termination	(574,935)	(192,349)
Caregen Co., Ltd.	J.P. Morgan Securities, Inc.	11/09/2026	-2.93	Termination	(139,462)	46,833
Chunbo Co., Ltd.	Morgan Stanley	12/08/2025	5.33	Termination	(96,829)	227,478
Chunbo Co., Ltd.	Goldman Sachs	12/12/2025	5.33	Termination	(34,877)	82,836
Chunbo Co., Ltd.	J.P. Morgan Securities, Inc.	08/07/2026	-2.93	Termination	(23,199)	37,094
EcoPro BM Co., Ltd.	Goldman Sachs	05/04/2026	5.33	Termination	(233,365)	72,746
EcoPro BM Co., Ltd.	J.P. Morgan Securities, Inc.	10/19/2026	0.82	Termination	(113,988)	38,578
EcoPro Co., Ltd.	Goldman Sachs	11/09/2026	5.33	Termination	(85,567)	38,626
Hansol Chemical Co., Ltd.	Morgan Stanley	12/08/2025	5.33	Termination	(224,052)	29,770
Hansol Chemical Co., Ltd.	Goldman Sachs	12/12/2025	5.33	Termination	(131,667)	14,603
Hansol Chemical Co., Ltd.	J.P. Morgan Securities, Inc.	08/07/2026	4.32	Termination	(58,169)	6,136
Hanwha Solutions Corporation	Morgan Stanley	10/20/2026	5.33	Termination	(95,471)	2,781
Hanwha Solutions Corporation	Goldman Sachs	11/09/2026	5.33	Termination	(178,017)	5,207
Hyundai Motor Co.	Morgan Stanley	12/08/2025	5.33	Termination	(192,233)	(61,022)
Hyundai Motor Co.	Goldman Sachs	04/14/2026	5.33	Termination	(1,645)	(325)
Kakao Games Corp.	Goldman Sachs	10/19/2026	5.33	Termination	(244,163)	45,532
Kia Corp.	Morgan Stanley	12/08/2025	5.33	Termination	(138,736)	(58,181)
Kum Yang Co., Ltd.	Goldman Sachs	11/09/2026	5.33	Termination	(106,972)	17,344
LG Energy Solution Ltd.	Goldman Sachs	10/19/2026	5.33	Termination	(295,248)	118,039
LG H&H Co., Ltd.	Goldman Sachs	12/08/2025	5.33	Termination	(224,950)	110,461
Posco Future M Co., Ltd.	Goldman Sachs	10/19/2026	5.33	Termination	(104,032)	37,773
Posco Future M Co., Ltd.	Bank of America Securities, Inc.	11/09/2026	5.33	Termination	(166,089)	17,490
SK Biopharmaceuticals Co., Ltd.	Goldman Sachs	12/08/2025	5.33	Termination	(65,382)	(5,848)
SK Bioscience Co., Ltd.	Goldman Sachs	02/13/2026	5.33	Termination	(86,929)	50,898
						682,500
Taiwan
Accton Technology Corp.	Goldman Sachs	03/19/2027	5.33	Termination	(606,779)	(75,664)
Acer, Inc.	J.P. Morgan Securities, Inc.	11/16/2026	2.14	Termination	(346,200)	(122,082)
Advantech Co., Ltd.	Goldman Sachs	10/13/2026	5.33	Termination	(54,485)	(1,298)
Advantech Co., Ltd.	Morgan Stanley	11/09/2026	5.33	Termination	(98,074)	(1,823)
Aerospace Industrial Development Corp.	J.P. Morgan Securities, Inc.	02/22/2027	-2.18	Termination	(71,853)	(2,718)
Bora Pharmaceutical Co., Ltd.	Morgan Stanley	12/11/2026	5.33	Termination	(377,354)	(61,591)
Bora Pharmaceutical Co., Ltd.	J.P. Morgan Securities, Inc.	05/10/2027	-1.93	Termination	(23,585)	(759)
Compal Electronics, Inc.	J.P. Morgan Securities, Inc.	11/13/2026	3.57	Termination	(172,703)	(34,955)
E Ink Holdings, Inc.	Goldman Sachs	10/05/2026	5.33	Termination	(738,577)	(100,039)
Elan Microelectronics Corp.	Goldman Sachs	02/22/2027	5.33	Termination	(478,021)	(19,800)
Elan Microelectronics Corp.	J.P. Morgan Securities, Inc.	05/10/2027	2.82	Termination	(50,318)	(2,148)
Elite Material Co., Ltd.	J.P. Morgan Securities, Inc.	11/13/2026	0.36	Termination	(466,583)	400
Elite Material Co., Ltd.	Goldman Sachs	02/22/2027	5.33	Termination	(50,441)	17,595
Faraday Technology Corp.	Goldman Sachs	12/08/2025	5.33	Termination	(520,336)	(174,773)
Faraday Technology Corp.	Morgan Stanley	05/06/2027	5.33	Termination	(339,801)	(10,887)
Fositek Corp.	Morgan Stanley	05/06/2027	5.33	Termination	(485,584)	38,799
Global Unichip Corp.	Goldman Sachs	11/13/2026	5.33	Termination	(673,736)	3,274
Global Unichip Corp.	Bank of America Securities, Inc.	02/22/2027	5.33	Termination	(269,494)	16,675
Global Unichip Corp.	J.P. Morgan Securities, Inc.	05/10/2027	-2.18	Termination	(44,916)	(4,365)
Great Tree Pharmacy Co., Ltd.	Goldman Sachs	10/19/2026	5.33	Termination	(251,899)	63,124
Great Tree Pharmacy Co., Ltd.	J.P. Morgan Securities, Inc.	11/10/2026	1.63	Termination	(209,915)	52,062
Lotus Pharmaceutical Co., Ltd.	Bank of America Securities, Inc.	11/09/2026	5.33	Termination	(271,779)	(28,678)
Lotus Pharmaceutical Co., Ltd.	J.P. Morgan Securities, Inc.	11/10/2026	0.03	Termination	(376,983)	(41,787)
Makalot Industrial Co., Ltd.	Goldman Sachs	02/22/2027	5.33	Termination	(463,512)	(13,355)
Novatek Microelectronics Corp.	Goldman Sachs	11/13/2026	5.33	Termination	(475,952)	(58,466)
Nuvoton Technology Corp.	Morgan Stanley	12/08/2025	5.33	Termination	(138,297)	1,067
Nuvoton Technology Corp.	Goldman Sachs	02/22/2027	5.33	Termination	(351,670)	11,138
Nuvoton Technology Corp.	J.P. Morgan Securities, Inc.	05/10/2027	0.57	Termination	(47,416)	(1,704)
Parade Technologies Ltd.	Goldman Sachs	11/13/2026	5.33	Termination	(47,478)	19,142
Taiwan Semiconductor Manufacturing Company Ltd.	Bank of America Securities, Inc.	02/22/2027	5.33	Termination	(415,744)	35,594
Taiwan Semiconductor Manufacturing Company Ltd.	Morgan Stanley	05/06/2027	5.33	Termination	(212,706)	(18,005)
Taiwan Semiconductor Manufacturing Company Ltd.	Goldman Sachs	05/10/2027	5.33	Termination	(43,508)	(4,080)
Unimicron Technology Corp.	Goldman Sachs	12/08/2025	5.33	Termination	(129,576)	(4,182)
United Microelectronics Corp.	Morgan Stanley	11/10/2026	5.33	Termination	(525,564)	(65,462)
United Microelectronics Corp.	Goldman Sachs	01/29/2027	5.33	Termination	(182,291)	(3,790)
United Microelectronics Corp.	Goldman Sachs	05/06/2027	5.33	Termination	(429,555)	(39,108)
United Microelectronics Corp.	J.P. Morgan Securities, Inc.	05/10/2027	0.63	Termination	(57,809)	(2,936)
Wafer Works Corp.	J.P. Morgan Securities, Inc.	11/10/2026	1.32	Termination	(78,456)	6,797
Wistron Neweb Corp.	Morgan Stanley	05/06/2027	5.33	Termination	(510,465)	(20,002)
Yulon Motor Co., Ltd	Morgan Stanley	12/14/2026	5.33	Termination	(324,273)	42,301
Yulon Motor Co., Ltd	Goldman Sachs	02/01/2027	5.33	Termination	(171,930)	3,773
Yulon Motor Co., Ltd	Bank of America Securities, Inc.	02/22/2027	5.33	Termination	(89,229)	1,849
Yulon Motor Co., Ltd	J.P. Morgan Securities, Inc.	05/10/2027	1.57	Termination	(56,585)	1,922
						(598,945)
Thailand
Central Retail Corp., PCL	HSBC	02/22/2027	5.32	Termination	(467,905)	67,261
Com7 PCL	Morgan Stanley	12/08/2025	5.33	Termination	(217,221)	197,138
Com7 PCL	Goldman Sachs	09/11/2026	5.33	Termination	(205,289)	24,108
Com7 PCL	J.P. Morgan Securities, Inc.	05/10/2027	-12.68	Termination	(26,028)	2,403
Delta Electronics	Morgan Stanley	02/19/2027	5.33	Termination	(274,232)	24,379
Delta Electronics	Bank of America Securities, Inc.	05/07/2027	5.33	Termination	(310,716)	(18,942)
Delta Electronics	Goldman Sachs	05/10/2027	5.33	Termination	(29,067)	(1,440)
						294,907
United States
Alpha & Omega Semiconductor Ltd.	Goldman Sachs	12/08/2025	5.33	Termination	(147,371)	(34,352)
Legend Biotech Corp.	Goldman Sachs	12/07/2026	5.33	Termination	(205,691)	60,667
Legend Biotech Corp.	Morgan Stanley	04/12/2027	5.33	Termination	(134,554)	53,359
On Semiconductor Corp.	Goldman Sachs	02/22/2027	5.33	Termination	(635,813)	14,767
Synaptics, Inc.	Goldman Sachs	12/08/2025	5.33	Termination	(227,903)	(14,708)
						79,733
Uruguay
Mercadolibre, Inc.	Goldman Sachs	05/03/2027	5.33	Termination	(541,832)	(78,559)
Total Short						92,258
Net unrealized gain/(loss) on Contracts For Difference						$764,648

There are no upfront payments or receipts associated with contracts for difference in the Fund.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	7,389,182	37,687,079	1,795,518	46,871,779
Preferred Stocks	524,811	969,701	–	1,494,512
Short-Term Investments	–	1,488,756	–	1,488,756
Money Market Funds	10,219,784	–	–	10,219,784
Total Investments	18,133,777	40,145,536	1,795,518	60,074,831

Other Financial Instruments*:
Contracts For Difference	5,433,137	–	521,581	5,954,718
Total Other Financial Instruments	5,433,137	–	521,581	5,954,718

Liabilities:
Investments:
Common Stocks	(790,362)	(318,984)	–	(1,109,346)
Total Investments	(790,362)	(318,984)	–	(1,109,346)

Other Financial Instruments*:
Contracts For Difference	(5,046,880)	–^	(143,190)	(5,190,070)
Total Other Financial Instruments	(5,046,880)	–^	(143,190)	(5,190,070)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of May 31, 2024. ^ Value equals 0 as of the end of the reporting period.

Refer to the Schedule of Investments for additional information.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.